Operating Segments Information - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of operating segments [line items]
Operating revenue	$ 290,441,208	$ 9,798,961	$ 274,884,107	$ 283,302,536
Packaging and EMS segments [member] | Customer One [member]
Disclosure of operating segments [line items]
Operating revenue	$ 83,873,393	$ 2,829,737	$ 66,554,659	$ 88,311,697